Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000027306 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	41.90%	1.70%	9.66%
C000027305 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
Average Annual Return, Percent	41.57%	1.45%	9.39%
C000027310 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
Average Annual Return, Percent	7.26%	(0.09%)	2.73%
C000125498 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	7.43%	0.11%	2.91%
MSCI AC Asia Pacific ex Japan Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC Asia Pacific ex Japan Index
Average Annual Return, Percent	29.56%	4.19%	8.47%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%